UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21840

DIVIDEND CAPITAL STRATEGIC GLOBAL REALTY FUND

(exact name of registrant as specified in charter)

518 17th Street, Suite 1200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Derek Mullins

Secretary and Assistant Treasurer

518 Seventeenth Street, Suite 1200

Denver, Colorado 80202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-228-2200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1.	Reports to Stockholders.

Dividend Capital

Strategic Global Realty Fund

Semi-Annual Report

June 30, 2007 (unaudited)

TABLE OF CONTENTS

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

The Shareholder Letter included in this shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of the real estate sector, changes in the level of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward looking statements to be reasonable, although they are inherently uncertain and difficult to predict and there is no guarantee of their accuracy. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

877.571.9891	2007 Semi-Annual Report 1

SHAREHOLDER LETTER

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

August 22, 2007

To our shareholders:

We are pleased to submit to you Dividend Capital Strategic Global Realty Fund’s (DCW) initial semi-annual report and would like to take the opportunity to thank you for your investment in the fund. Due to the short time period covered by this report, we will focus our comments on our opinion of the global real estate investment opportunity and provide a summary of the fund’s investment strategies and objectives. Finally, we will comment on recent security market conditions and our investment strategy in this environment.

We believe that real estate capital markets are rapidly transforming worldwide, creating a compelling opportunity for investors. Real estate equity and debt markets are expanding, providing greater flexibility for private and public investments around the world and offering investors a range of potential benefits.

As global equity and debt markets continue to expand, we believe that investors will have greater flexibility to expand their real estate investments by country, property sector and security type. This growth may provide the opportunity to invest in markets that are at different points in the economic and real estate cycles. We believe that this increase in investment opportunities may also provide investors with the potential to broaden their real estate allocation to regions with different local economic and demographic characteristics.

We designed DCW’s investment strategy to capture this potential opportunity by investing in equity and debt securities of global real estate. In our opinion, the combination of these securities allows us to construct a portfolio with the potential to first and foremost offer high current income and secondarily offer capital appreciation while also managing the portfolio through real estate and economic cycles.

Our primary goal during the initial operational stage has been to invest the proceeds from the fund’s initial public offering in order to realize current income, the fund’s primary objective. We have initially focused on investments in preferred and common stock of real estate securities in the U.S., Canada, Hong Kong, Singapore and Japan.

During this time, we have patiently deployed the fund’s capital. As a result of the execution of our initial investment strategy, we have announced the fund’s initial dividends at a $0.15 per month rate. These dividends equate to a 9.0% yield based on the $20 offering price. We are pleased to have been in a position to start paying distributions quickly after launching the fund and at a level that exceeds our target.

2 2007 Semi-Annual Report	www.dividendcapital.com

SHAREHOLDER LETTER (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

In the period since we launched the fund to the release of this report, global security markets have experienced significant volatility. DCW has not been immune to this volatility, but a benefit of the closed-end fund vehicle is the ability to invest capital in long-term investment strategies. This enables us to be selective in our security investments and weather periods of volatility. During this volatile time, we are focused on deploying capital into securities that we believe offer compelling risk-adjusted returns and at what we think is attractive pricing.

Over the long term, we believe the global real estate investment opportunity offers the potential to generate attractive current income and capital appreciation. By focusing on the quality, sustainability and (where relevant) growth potential of underlying property cash flows, we remain confident in our ability to identify and capitalize on attractive investment opportunities across the global real estate asset class.

/s/ Charles Song	/s/ Amitabh C. Godha
Charles Song,	Amitabh C. Godha,
Managing Director and Senior Portfolio Manager	Portfolio Manager

/s/ Karen Kulvin	/s/ Jeffrey Taylor
Karen Kulvin	Jeffrey Taylor
Senior Vice President	Chief Operating Officer

/s/ Glenn Mueller
Glenn Mueller, Ph.D.,
Real Estate Investment Strategist

877.571.9891	2007 Semi-Annual Report 3

STATEMENT OF INVESTMENTS

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

	Rating Moody’s/S&P	Shares	Market Value
COMMON STOCK 5.18%
Mortgage - Commercial 2.14%
iStar Financial Inc.		42,600	$1,888,458
RAIT Financial Trust		45,000	1,170,900
			3,059,358
Specialty Finance 3.04%
Arbor Realty Trust Inc.		27,000	696,870
Gramercy Capital Corp.		45,000	1,239,300
JER Investors Trust Inc.		95,000	1,425,000
NorthStar Realty Finance Corp.		80,000	1,000,800
			4,361,970
TOTAL COMMON STOCK (Cost $7,491,126)			7,421,328
PREFERRED STOCK 10.65%
Apartments 0.42%
BRE Properties Inc., Series C, 6.750%	Baa3/BBB-	25,000	603,750
Hotels 0.95%
LaSalle Hotel Properties:
Series D, 7.500%	NR/NR	29,000	709,050
Series G, 7.250%	NR/NR	27,500	649,000
			1,358,050
Industrial 0.41%
AMB Property Corp., Series M, 6.750%	Baa2/BBB-	23,500	573,635
Mortgage-Commercial 4.90%
Newcastle Investment Corp., Series D, 8.375%	NR/NR	200,000	5,010,000
iStar Financial Inc., Series F, 7.800%	Ba1/BB+	80,000	2,000,800
			7,010,800
Office-Suburban 1.92%
BioMed Realty Trust Inc., Series A, 7.375%	NR/NR	110,000	2,750,000
Regional Malls 1.38%
Glimcher Realty Trust, Series G, 8.125%	B1/B	80,000	1,996,000
Self Storage 0.67%
Public Storage Inc., Series M, 6.625%	Baa1/BBB+	40,000	956,000
TOTAL PREFERRED STOCK (Cost $15,191,074)			15,248,235

4 2007 Semi-Annual Report	www.dividendcapital.com

STATEMENT OF INVESTMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

		Rating Moody’s/S&P	Principal Amount	Market Value
COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS	4.02%
MSC 2007-SRR4, Series G 8.000%, 06/20/2016 (1)(2)(3)(4)		NR/NR	$5,750,000	$5,750,000
TOTAL COMMERCIAL REAL ESTATE COLLATERALIZED DEBT OBLIGATIONS (Cost $5,750,000)				5,750,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS	69.79%
Federal Home Loan Bank System, Discount Notes 3.750%, 07/05/2007			100,000,000	99,958,333
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $99,958,333)				99,958,333
REPURCHASE AGREEMENTS	100.09%
State Street Bank & Trust Co., dated 06/29/2007, 3.750%, due 07/02/2007, proceeds $144,015,000; collateralized by U.S. Treasury Note, 3.875%, 07/31/2007, valued at $146,210,737 including accrued interest		NR/NR	143,350,008	143,350,008
TOTAL REPURCHASE AGREEMENTS (Cost $143,350,008)				143,350,008
TOTAL INVESTMENTS (Cost $271,740,541)	189.73%			$271,727,904
Liabilities in Excess of Other Assets (89.73%)				(128,507,372)
NET ASSETS	100.00%			$143,220,532

Footnotes to Statement of Investments:

(1)

This security was purchased pursuant to the terms of a private placement memorandum and is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to Rule 144A of the Securities Act. This security may only be sold in transactions exempt from registration under the Securities Act, which most commonly involves a sale to “qualified institutional buyers” under Rule 144A.

(2)	This security has been valued at fair values determined in good faith by or under the direction of the Fund’s Board of Trustees.

(3)	This security is considered illiquid by the Adviser.

(4)

The expected maturity date of this security listed herein is earlier than/later than the legal maturity date of the security due to the expected acceleration/deceleration of the schedule of principal payments by the issuer.

See accompanying Notes to Financial Statements.

877.571.9891	2007 Semi-Annual Report 5

STATEMENT OF ASSETS & LIABILITIES

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

ASSETS:
Investments at market value (Identified cost — $271,740,541)	$271,727,904
Dividends and interest receivable	219,258
TOTAL ASSETS	$271,947,162
LIABILITIES:
Payable for securities purchased	$128,405,522
Payable for offering costs	300,000
Payable for investment advisory fees	15,688
Payable for administrative fees	1,569
Payable for trustees’ fees	64
Other liabilities	3,787
TOTAL LIABILITIES	$128,726,630
NET ASSETS	$143,220,532
COMPOSITION OF NET ASSETS:
Common stock, $0.001 par value (unlimited number of shares authorized)	$7,505
Paid-in-capital	143,042,503
Undistributed net investment income	183,161
Net unrealized depreciation of investments	(12,637)
NET ASSETS	$143,220,532
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
Common shares outstanding, $0.001 par value (unlimited number of shares authorized)	7,505,236
Net asset value per share	$19.08

See accompanying Notes to Financial Statements.

6 2007 Semi-Annual Report	www.dividendcapital.com

STATEMENT OF OPERATIONS

For the period ended June 30, 2007(1) (Unaudited)

Dividend Capital Strategic Global Realty Fund

INVESTMENT INCOME:
Dividends	$174,405
Interest	29,865
Total Investment Income	$204,270
EXPENSES:
Investment advisory fees (Note 5)	$15,688
Administrative fees (Note 5)	1,569
Trustee fees and expenses (Note 5)	64
Custodian fees and expenses	516
Legal expenses	820
Audit expenses	624
Transfer agent expenses	400
Insurance and fidelity bond	136
Shareholder reporting	964
Other expenses	328
Total Expenses	21,109
NET INVESTMENT INCOME	183,161
UNREALIZED LOSS:
Net change in unrealized depreciation on investments	(12,637)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$170,524

(1)	For the period from June 27, 2007 (inception of the Fund’s initial public offering) to June 30, 2007.

See accompanying Notes to Financial Statements.

877.571.9891	2007 Semi-Annual Report 7

STATEMENT OF CHANGES IN NET ASSETS

For the period ended June 30, 2007(1) (Unaudited)

Dividend Capital Strategic Global Realty Fund

Operations:
Net investment income	$183,161
Change in net unrealized depreciation on investments	(12,637)
Increase in net assets resulting from operations	170,524
Capital share transactions:
Proceeds from sale of common shares, net of offering costs	142,950,000
Net Increase in Net Assets	143,120,524
NET ASSETS:
Beginning of period	100,008	(2)
End of period (3)	$143,220,532

(1)	For the period from June 27, 2007 (inception of the Fund’s initial public offering) to June 30, 2007.

(2)	Initial seed capital.

(3)	Includes undistributed net investment income of $183,161.

See accompanying Notes to Financial Statements.

8 2007 Semi-Annual Report	www.dividendcapital.com

FINANCIAL HIGHLIGHTS

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

For the Period Ended June 30, 2007 (1) (Unaudited)
PER SHARE OPERATING DATA:
Net Asset Value, Beginning of Period Income from investment operations:	$19.06 (2)
Net investment income (3)	0.02
Net gains on securities, realized and unrealized	0.04
Total From Investment Operations	0.06
Offering Costs Charged to Paid-in-Capital (Note 3)	(0.04)
Net Asset Value, End of Period	$19.08
Market Price, End of Period	$20.05
Total Return, Net Asset Value (4)	0.10%
Total Return, Market Value (4)	0.25%
Net Assets, End of Period (000’s)	$143,221
Ratio of Total Expenses to Average Net Assets (5)	1.35%
Ratio of Net Investment Income to Average Net Assets (5)	11.68%
Portfolio Turnover Rate (6)	0.00%

(1)	For the period June 27, 2007 (inception of the Fund’s initial public offering) to June 30, 2007.

(2)	Net of sales load of $0.90 and estimated offering expenses of $0.04 on initial shares issued.

(3)	Calculation base on average shares outstanding.

(4)

Total investment return is calculated assuming a purchase of common shares on the first day and sale on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return is not annualized and does not reflect brokerage commissions.

(5)	Annualized.

(6)

A portfolio turnover rate is the percentage computed by taking the lesser of purchases of sales of portfolio securities (excluding short-term investments) for a period and dividing it by the monthly average of the market value of the portfolio securities. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 2007 were $28,432,200 and $0, respectively.

See accompanying Notes to Financial Statements.

877.571.9891	2007 Semi-Annual Report 9

NOTES TO FINANCIAL STATEMENTS

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Dividend Capital Strategic Global Realty Fund is a newly organized non-diversified, closed-end management investment company (the “Fund”) that was organized under the laws of the state of Delaware by a Certificate of Trust dated December 30, 2005 and amended March 15, 2007. The Fund’s primary investment objective is to seek a high level of current income with a secondary objective of capital appreciation.

Initial capitalization for the Fund was provided by Dividend Capital Investments LLC (the “Adviser”) as follows:

Organization Date	December 30, 2005
Initial Capitalization Date	June 13, 2007
Amount of Initial Capitalization	$100,008
Common Shares Issued at Capitalization	5,236
Common Shares Authorized	Unlimited
Public Offering Date	June 27, 2007

Security Valuation:

Pricing Procedures: All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Standard Time), on each day that the NYSE is open.

Securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). Domestic exchange-listed securities and non-NASDAQ equity securities not traded on a listed exchange are valued at the last sale price as of the close of the NYSE. In the absence of trading or a NOCP, such securities are valued at the mean of the bid and asked prices. In the event exchange quotations are not available for exchange traded securities, the Fund will obtain at least one price from an independent broker/dealer.

U.S. government and agency securities having a maturity of more than 60 days are valued at the mean between the bid and asked prices. Fixed income securities having a maturity of less than 60 days are valued at amortized cost. Other debt securities are valued at the price provided by an independent pricing service or, if such a price is not available, at the value provided by at least one quotation obtained from a broker/dealer. Securities issued by private funds are priced at the value most recently provided by the private fund or at the bid provided by a broker/dealer.

Foreign exchange traded securities are valued at the last sale price at the close of the exchange on which the security is primarily traded (except in certain countries where market maker prices are used). In the absence of trading, such securities are valued at the mean between the last reported bid and asked prices or the last sale

10 2007 Semi-Annual Report	www.dividendcapital.com

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Security Valuation: (continued)

price. Non-exchange traded foreign securities (including debt) are valued at a price provided by a pricing service or at the mean value between the bid and asked prices.

Exchange traded options, warrants and rights are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. For non-exchange traded options and exchange traded options, warrants and rights for which no sales are reported, the mean between the bid and asked prices is used. For exchange traded options, warrants and rights and foreign exchange traded equity securities in which the markets are not closed at the time that the Fund prices its securities, snapshot prices provided by individual pricing services are used.

The price for futures contracts are the daily quoted settlement prices. Single security total return swaps in which the referenced security is traded on an exchange are valued at the last sale price at the time of close of the NYSE. In the absence of trading of a referenced security, the mean between the closing bid and asked prices will be used.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event (as defined below), the security may be valued at its fair value determined pursuant to procedures adopted by the Board. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of June 30, 2007, securities which have been fair valued represented 4.02% of the Fund’s net assets.

The following factors, among other relevant factors, may be considered when determining the fair value of a security: (1) fundamental analytical data; (2) forces which influence the market in which the security is sold, including the liquidity and depth of the market; (3) type of security and the cost at date of purchase; (4) most recent quotation received from a broker; (5) transactions or offers with respect to the security; (6) price, yield and the extent of public or private trading in similar securities of the issuer or comparable companies; (7) price and extent of public trading of the security on foreign exchanges; (8) information on world financial markets and comparable financial products; (9) size of the Fund’s holdings; (10) financial statements of the issuer; (11) analyst reports; (12) merger proposals or tender offers; (13) value of other financial instruments, including derivative securities, traded on other markets or among dealers; (14) trading volumes on markets, exchanges or among dealers; (15) values of baskets of securities traded on other markets, exchanges or among dealers; (16) change in interest rates; (17) observations from financial institutions; (18) government (domestic or foreign)

877.571.9891	2007 Semi-Annual Report 11

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Security Valuation: (continued)

actions or pronouncements; (19) in the case of restricted securities, discount from market value of unrestricted securities of the same class at the time of purchase, existence and anticipated timeframe of any undertaking to register the security and the size of the holding in relation to any unrestricted outstanding shares; (20) in the case of foreign securities, the country’s or geographic region’s political and economic environment, nature of any significant events, American Depository Receipt trading, exchange-traded fund trading and foreign currency exchange activity; (21) in the case of interests in private funds, the absence of transaction activity in interests in the private fund, extraordinary restrictions on redemptions, whether the private fund’s valuation procedures provide for valuation of underlying securities at market value or fair value, actual knowledge of the value of underlying portfolio holdings, review of audited financial statements and ongoing due diligence and monitoring; and (22) in the case of emergencies or other unusual situations, the nature and duration of the event, forces influencing the operation of the financial markets, likelihood of recurrence of the event, and whether the effects of the event are isolated or affect entire markets, countries or regions.

Significant Events: An event is significant if it causes the price for a security determined at the normal time for pricing that security to no longer reflect fair value at the time that the Fund determines its net asset value. A significant event is material (a “Material Significant Event”) if a fair valuation for the security would impact the Fund’s net asset value by more than one-half of one percent (0.5%). If a Material Significant Event has occurred, the Adviser will call a meeting of the Valuation Committee to determine a fair value for the security in accordance with the Fund’s Fair Valuation Procedures.

Risk of Concentration:

Because the Fund’s investments are concentrated in the real estate industry, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated in a single industry. If the securities of real estate companies as a group fall out of favor with investors, the Fund could underperform funds that have greater industry diversification.

Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into forward foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rate of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

12 2007 Semi-Annual Report	www.dividendcapital.com

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Foreign Securities: (continued)

The effects of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Repurchase Agreements:

The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying collateral at not less than the repurchase proceeds due the Fund.

Distributions to Shareholders:

The Fund intends to make a level dividend distribution each month to shareholders. The level dividend rate may be modified by the Board of Trustees from time to time. Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date. Distributions paid by the Fund are subject to recharacterization for tax purposes. A portion of the distributions paid by the Fund may be reclassified to return of capital and long-term capital gains upon the final determination of the Fund’s taxable income for the year. Net realized gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually.

Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Use of Estimates:

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

877.571.9891	2007 Semi-Annual Report 13

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

2. FEDERAL INCOME TAXES

No provision for federal income taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gain for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

At June 30, 2007 the cost of investments and net unrealized appreciation for federal income tax purposes were as follows:

Aggregate tax cost	$271,740,541
Gross unrealized appreciation	136,201
Gross unrealized depreciation	(148,838)
Net unrealized appreciation	$(12,637)

3. CAPITAL TRANSACTIONS

There are an unlimited number of the Fund’s $0,001 par value common shares of beneficial interest authorized. Of the 7,505,236 common shares outstanding on June 30, 2007, the Adviser owned 5,236 shares. The Fund issued 7,500,000 common shares in its initial public offering on June 27, 2007. These common shares were issued at $20.00 per share before the underwriting discount of $0.90 per share. Offering costs of $300,000 (representing $0.04 per common share) were offset against proceeds of the offering and were charged to paid-in capital of the common shares. The Adviser has agreed to pay those offering costs of the Fund (other than the sales load) that exceed $0.04 per common share.

Transactions in common shares for the period ended June 30, 2007 were as follows:

Period Ended June 30, 2007*^
Common shares outstanding - beginning of period	5,236
Common shares issued in connection with initial public offering	7,500,000
Common shares outstanding - end of period	7,505,236

*	Unaudited

^	For the period June 27, 2007 (inception date of the Fund’s initial public offering) through June 30, 2007.

14 2007 Semi-Annual Report	www.dividendcapital.com

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the period ended June 30, 2007 aggregated $28,432,200 and $0 respectively.

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND OTHER RELATED PARTY TRANSACTIONS

Dividend Capital Investments LLC (“Dividend Capital” of the “Adviser”) serves as the Fund’s investment adviser and administrator. Pursuant to an Investment Advisory Agreement with the Fund, as compensation for its services to the Fund, Dividend Capital receives an annual investment advisory fee of 1.00% of the Fund’s average daily managed assets, computed daily and payable monthly. Pursuant to an Administration Agreement with the Fund, as compensation for its administrative services to the Fund, Dividend Capital receives an annual administration fee of 0.10% of the Fund’s average daily managed assets, computed daily and payable monthly.

Dividend Capital has entered into an administration, tax, bookkeeping and pricing services agreement with ALPS Fund Services, Inc. (“ALPS”). Under this agreement, ALPS will calculate the net asset value of the Fund and perform certain other administrative services for the Fund. ALPS will be compensated by Dividend Capital (not by the Fund) for providing these services.

Trustees who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the Fund Complex that is a U.S. registered investment company. Each of the Independent Trustees is paid from the Fund Complex an annual retainer of $22,000, paid quarterly, and a fee of $2,000 for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Each Independent Trustee is paid $1,000 for any telephonic meeting attended. In addition, the Chairman of the Board is paid an additional annual retainer of $10,000, paid quarterly.

Certain officers of the Fund are also officers of the Adviser.

6. INVESTMENTS IN TOTAL RETURN SWAPS

The Fund may use total return swaps to gain exposure to underlying referenced securities or indices. Total return swap agreements involve commitments to pay interest plus fees in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund uses total return swaps to gain exposure to underlying referenced securities or indices. Total return swap agreements involve commitments to pay interest plus fees in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively.

877.571.9891	2007 Semi-Annual Report 15

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Swaps are marked to market daily, unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Fund’s Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest, net of the market linked return to be paid or received on the swaps, is reported as unrealized gains or losses on the Fund’s Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of a swap agreement. The Fund segregates or earmarks sufficient assets as collateral to satisfy the Fund’s current obligation with respect to total return swaps. Entering into swap agreements involves, to varying degrees, elements of credit, foreign currency, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to these agreements may default on its obligation to perform or disagree as to the meaning of the contractual items in the agreements, and that there may be unfavorable changes in foreign currency, interest rates or values in referenced indices or securities. The use of total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

7. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

16 2007 Semi-Annual Report	www.dividendcapital.com

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

8. ILLIQUID/RESTRICTED SECURITIES

Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be revalued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Fund’s adviser under supervision of the Board of Trustees, determines that a liquid trading market exists.

Illiquid Restricted Securities as of June 30, 2007

Description	Shares/ Principal Amount	Acquisition Date	Cost	Market Value
MSC 2007-SRR4, Series G, 8.000%, 06/20/2016	$5,750,000	06/27/2007	$5,750,000	$5,750,000
Total				$5,750,000
Total Net Assets				$143,220,532
Illiquid Restricted Securities as a % of Total Net Assets				4.02%

9. SUBSEQUENT EVENTS

Subsequent to June 30, 2007, the Fund paid its first regular monthly distribution of $0.15 per common share on August 31, 2007 to common shareholders of record on August 8, 2007.

10. RECENT ACCOUNTING PRONOUCEMENTS

Effective January 2, 2007, the Fund adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of June 30, 2007, the Adviser does not believe adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

877.571.9891	2007 Semi-Annual Report 17

DIVIDEND REINVESTMENT PLAN

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

The Fund offers a dividend reinvestment plan (the “Plan”) pursuant to which shareholders, unless they otherwise elect, automatically have dividends and capital gains distributions reinvested in common shares of the Fund by The Bank of New York (the “Plan Agent”). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the Plan Agent.

How the Plan Works

After the Fund declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of newly issued shares of the Fund or (ii) by open-market purchases as follows:

•

If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

•

If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share that the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus brokerage commissions), it will result in the acquisition by the Plan Agent of fewer shares than if the distribution had been paid in shares issued by the Fund. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty (30) days after the payment date.

877.571.9891	2007 Semi-Annual Report 18

DIVIDEND REINVESTMENT PLAN (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Costs of the Plan

The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be charged his or her pro rata share of brokerage commissions on the shares sold, plus a $15.00 transaction fee.

Tax Implications

The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

Right to Withdraw

Participants whose shares are registered in his or her name may terminate his or her account under the Plan by notifying the Plan Agent in writing at P.O. Box 11258, New York, NY 10286-1258, or by calling the Plan Agent at 1-800-432-8224, or using The Bank of New York’s website at: http://stockbny.com. Such termination will be effective with respect to a particular distribution if the participant’s notice is received by the Plan Agent prior to such distribution record date. Participants whose shares are held by a brokerage firm should contact his or her broker. If a participant holds shares through a broker, the participant may not be able to transfer his or her shares to another broker and continue to participate in the Plan if the new broker does not permit such participation. The Plan may be amended or terminated by the Plan Agent or the Fund upon notice in writing mailed to each participant at least 90 days prior to the effective date of the termination.

19 2007 Semi-Annual Report	www.dividendcapital.com

FUND PROXY VOTING POLICIES & PROCEDURES

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

The Fund has delegated to the Adviser the voting of proxies relating to its portfolio securities. The Adviser will vote such proxies in accordance with the Adviser’s policies and procedures. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available without charge, upon request by calling 877.571.9891 and on the Securities and Exchange Commission’s (“Commission”) website (http://www. sec.gov).

PORTFOLIO HOLDINGS

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without charge, upon request, by contacting the Fund at 877.571.9891 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N-Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1.800.SEC.0330.

877.571.9891	2007 Semi-Annual Report 20

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

At a meeting held on May 22, 2007, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory Agreement between the Fund and the Adviser. In considering whether to approve the Fund’s Investment Advisory Agreement, the Board reviewed materials prepared by the Adviser, which included among other things, fee and expense comparisons of funds with investment objectives and policies similar to those of the Fund. The Board also reviewed a memorandum prepared by Fund counsel outlining the legal duties of the Board when approving an advisory agreement. The Board considered factors relating to both the selection of the Adviser and the approval of the advisory fee when reviewing the Investment Advisory Agreement. In particular, the Board considered the following factors:

(i) The nature, extent and quality of services to be provided by the Adviser. The Trustees reviewed the services that the Adviser would provide to the Fund, including, but not limited to, making the day-to- day investment decisions for the Fund, and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund. The Trustees received information concerning the investment philosophy and investment process to be applied by the Adviser in managing the Fund. The Trustees also considered the Adviser’s in-house research and analytical capabilities as well as other resources available to the Adviser’s personnel. The Trustees also discussed with officers and portfolio managers of the Fund the investment strategy of the Fund and the type of transactions that would be made on behalf of the Fund. Additionally, the Trustees considered the level of experience in the real estate industry of the Fund’s portfolio management team and took into consideration the favorable history, reputation and background of the portfolio managers for the Fund, as well as the general level of professional resources to be available to the Fund, finding that these would likely have an effect on the success of the Fund. On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

(ii) Investment Performance of the Fund and the Adviser. As a newly organized Fund with no operating history, it was noted that there was no applicable Fund or Adviser performance to review in connection with the Board’s consideration of the Investment Advisory Agreement.

(iii) Consideration of Advisory Fee; Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. The Trustees considered the level of investment management fees to be paid by the Fund to the Adviser and the projected profitability of the Adviser during the initial term of the Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund would pay the Adviser a monthly investment advisory fee, which is accrued daily at the annual rate of 1.00% of the Fund’s average daily managed assets.

21 2007 Semi-Annual Report	www.dividendcapital.com

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

As part of their analysis, the Trustees considered revenue and expense estimates compiled by the Adviser, including the significant start-up expenses to be absorbed by the Adviser in connection with the launch of the Fund, and discussed the methodology utilized by the Adviser in arriving at the profitability estimates. In reviewing the proposed investment advisory fee, the Trustees considered fees paid by other global closed-end real estate funds and other funds managed by the Adviser, noting that the fee proposed to be paid by the Fund to the Adviser was within the range of advisory fees charged to the peer group of closed-end funds presented to the Board. The Board concluded that the fee to be charged under the Investment Advisory Agreement is fair and reasonable in light of the services to be provided by the Adviser and that the Adviser’s estimated profitability is not excessive.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale. The Trustees considered that the fee and overall expense ratio of the Fund were reasonable and consistent with those of comparable funds, but noted that as a closed-end fund, it was not likely that the Fund would grow significantly in the near term in a manner that would result in the Fund realizing economies of scale. Further, the Board noted that the Adviser has voluntarily limited the start-up costs of the Fund, to the benefit of the Fund and its shareholders.

(v) Fall-out benefits. The Trustees also considered certain “fall-out” benefits to be received by the Adviser, including research provided to the Adviser in connection with portfolio transactions effected on behalf of the Fund (i.e., soft dollar arrangements), the ability of the Adviser to aggregate securities transactions of the Fund with those of its other advisory clients, and reputational benefits to the Adviser. The Board also considered that the Adviser is compensated under the Administration Agreement for certain administrative services provided to the Fund. The Board concluded that these benefits to be received by the Adviser were fair and reasonable in light of the services provided by the Adviser and similar to those received by other investment advisers in comparable situations.

In considering the Investment Advisory Agreement, the Board did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund’s surrounding circumstances. After considering the above factors and based on the deliberations and its evaluation of the information provided to it, the Board concluded that approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders and that the compensation payable to the Adviser under the Investment Advisory Agreement is fair and reasonable in light of the services to be provided.

877.571.9891	2007 Semi-Annual Report 22

TRUSTEES AND OFFICERS

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

The business and affairs of the Fund are managed under the direction of the Board. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with the Adviser, administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers and the Adviser, subject always to the investment objectives and policies of the Fund and to the general supervision of the Board.

Basic information about the identity and experience of each Trustee and officer is set forth in the charts below.

The Trustees of the Fund, their age, the position they hold with the Fund, their term of office and the length of time served, their principal occupations for at least the past five years, the number of portfolios they oversee within the Dividend Capital fund complex (“Fund Complex”), and other directorships held by each Trustee are set forth on the next page.

23 2007 Semi-Annual Report	www.dividendcapital.com

TRUSTEES AND OFFICERS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Name, Age, Address* and Position with Fund	Length of Time Served	Principal Occupation During Past Five Years (Including Other Directorships Held)	Number of Funds within Fund Complex** Overseen by Trustee (Including the Fund)	Other Directorships Held Outside Fund Complex
Class I (term expires 2008)

Jonathan F. Zeschin Independent Trustee and Chairman of the Board Age: 53	Since 05/22/2007	President, Essential Advisers, Inc. (since 06/2000); and Managing Partner, JZ Partners LLC (since 08/1998)	2	Matthews Asian Funds, Trustee (since 05/2007); Icon Funds, Trustee (since 11/2002)

Thomas I. Florence Interested Trustee and President* * * Age: 44	Since 05/22/2007	Dividend Capital Investments LLC, Principal (since 07/2003) and President (since 12/2004); Dividend Capital Group LLC, Principal (since 06/2003); Dividend Capital Securities LLC, Principal (since 6/2003); Forest View Consulting Group LLC, President (since 01/2003); formerly, Morningstar Inc., Managing Director (03/2000 to 12/2002); and Pilgrim Baxter & Associates, Managing Director (01/1997 to 03/2000)	2	None

Class II (term expires 2009)

Thomas H. Mack Independent Trustee Age: 65	Since 05/22/2007	Thomas H. Mack & Co., Inc., President (since 01/1991)	2	Greenwald & Associates, Director (since 01/2002)

Class III (term expires 2010)

John Mezger Independent Trustee Age: 53	Since 05/22/2007	WF Option, LLC, Manager (since 2004); Oak Point, LLC, Manager (since 2003); Cherry Creek South Associates, LLC, Manager (since 1999); and Corby Properties, LLC, Manager (since 1998)	2	None

J. Gibson Watson, III Independent Trustee/ Nominee Age: 52	Since 05/22/2007	Prima Capital Holding, Inc., President and Chief Executive Officer and Director (since 01/2000)	2	None

877.571.9891	2007 Semi-Annual Report 24

TRUSTEES AND OFFICERS (CONTINUED)

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

*	Unless otherwise indicated, the business address of each Trustee is c/o Dividend Capital Investments LLC, 518 17th Street, 18th Floor, Denver, Colorado 80202.

**	The term “Fund Complex” as used herein includes the Fund and Dividend Capital Realty Income Allocation Fund.

***	Mr. Florence is deemed to be an “interested person” as defined in Section 2(a)(19) of the 1940 Act (“Interested Trustee”), because of his affiliation with the Fund’s adviser, Dividend Capital Investments LLC.

The officers of the Fund, their age, and their principal occupations for at least the past five years are set forth below. The address for each of the officers is 518 17th Street, Suite 1200, Denver, CO 80202.

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation During Past Five Years

Jeffrey Taylor Age: 35	Vice President, Treasurer and Principal Financial Officer	Dividend Capital Investments LLC, Chief Operating Officer (since 12/2005); and Vice President of Business Services (02/2004 —12/2005); INVESCO Inc., Product Manager (07/2003 — 01/2004); and INVESCO Funds Group Inc., Manager of Marketing and Business Analytics (01/1999 — 06/2003).

Derek Mullins Age: 33	Secretary and Assistant Treasurer	Dividend Capital Investments LLC, Director of Operations (since 01/2007); and Manager of Fund Operations (11/2004 to 12/2006); formerly, ALPS Mutual Funds Services Inc., Manager of Fund Administration (11/2003 — 10/2004) and Fund Controller (01/1999 —10/2003).

Richard Grove Age: 38	Chief Compliance Officer	Dividend Capital Investments LLC, Vice President and Chief Compliance Officer (since 08/2007); Madison Capital Advisors, LLC, Vice President and Chief Compliance Officer (05/2005 - 07/2007); Janus Capital Group, Assistant Vice President of Compliance (01/2005 - 04/2005); Janus Capital Group, Director of Compliance (02/2002 - 01/2005).

Jami VonKaenel Age: 29	Assistant Secretary	Dividend Capital Investments LLC and Dividend Capital Securities, Controller (since 10/2006) and Assistant Controller (06/2004 — 10/2006); formerly, Ernst and Young LLP, Senior, Technology and Security Risk Services (02/2004 — 06/2004); and Accenture, Analyst (01/2001 — 01/2004).

25 2007 Semi-Annual Report	www.dividendcapital.com

KEY INFORMATION

June 30, 2007 (Unaudited)

Dividend Capital Strategic Global Realty Fund

Key Information	Officers and Trustees:

Investment Adviser and Administrator	Jonathan F. Zeschin
Dividend Capital Investments LLC	Independent Trustee and
518 17th Street, Suite 1200	Chairman of the Board
Denver, CO 80202
Thomas H. Mack
Independent Trustee
Sub Administrator
ALPS Fund Services, Inc.	John Mezger
1290 Broadway, Suite 1100	Independent Trustee
Denver, CO 80202
J. Gibson Watson, III
Custodian	Independent Trustee
State Street Bank and Trust Co.
801 Pennsylvania	Thomas I. Florence
Kansas City, MO 64105	President and Trustee

Transfer Agent	Jeffrey W. Taylor
The Bank of New York	Vice President and Treasurer, and
1 Wall Street	Principal Financial Officer
New York, NY 10286
Derek J. Mullins
Legal Counsel	Secretary and Assistant Treasurer
Dechert LLP
1775 I Street, NW	Richard Grove
Washington, DC 20006	Chief Compliance Officer

Independent Registered Public Accounting Firm	Jami N. VonKaenel
KPMG LLP	Assistant Secretary
707 17th Street, Suite 2700
Denver, CO 80202

New York Stock Exchange Symbol: DCW

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of fund shares. Statements and other information contained in this report are as dated and are subject to change.

877.571.9891	2007 Semi-Annual Report 26

The Fund is neither insured nor guaranteed by the U.S. Government, the FDIC,

the Federal Reserve Board or any other governmental agency or insurer.

Must be accompanied or preceded by a current prospectus.

For more information, please call 877.571.9891.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) as of a date within 90 days of the filing date of this report, the Registrant’s Principal Executive Officer and Principal Financial Officer have each concluded that such disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable

(a)(2)	The certifications required by Rule 30a-2(a) of the Act are filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) of the Act is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Strategic Global Realty Fund

By:	/s/ Thomas I. Florence
Thomas I. Florence President (Principal Executive Officer)

Date:	August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas I. Florence
Thomas I. Florence President (Principal Executive Officer)

Date:	August 29, 2007

By:	/s/ Jeffrey Taylor
Jeffrey Taylor Treasurer (Principal Financial Officer)

Date:	August 29, 2007